SEGMENT INFORMATION - Operating segment results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating segments
Net sales	R$ 9,844,439	R$ 7,995,673	R$ 18,733,605	R$ 14,976,466
Cost of sales	(4,777,655)	(4,788,694)	(9,622,689)	(9,608,693)
Gross profit	5,066,784	3,206,979	R$ 9,110,916	R$ 5,367,773
Gross margin (%)			48.63%	35.84%
Operating income (expenses)			R$ (297,498)	R$ (1,503,135)
Selling	(496,934)	(547,098)	(1,078,700)	(1,062,034)
General and administrative	(353,004)	(335,715)	(735,558)	(650,551)
Other operating, net	909,543	195,671	1,426,396	212,402
Income (loss) from associates and joint ventures	80,098	(3,663)	90,364	(2,952)
Operating profit before net financial income ("EBIT")	5,206,487	2,516,174	R$ 8,813,418	R$ 3,864,638
Operating margin (%)			47.05%	25.80%
Financial result, net			R$ 1,075,463	R$ (28,101,286)
Net income (loss) before taxes	14,949,071	(3,141,064)	9,888,881	(24,236,648)
Income taxes			(2,607,441)	8,765,069
Net income (loss) for the period	10,036,699	(2,052,518)	R$ 7,281,440	R$ (15,471,579)
Profit (loss) margin for the period (%)			38.87%	(103.31%)
Controlling shareholders'	10,035,111	(2,057,101)	R$ 7,277,867	R$ (15,479,631)	R$ (15,479,631)
Non-controlling interest	R$ 1,588	R$ 4,583	3,573	8,052
Depreciation, depletion and amortization			3,463,236	3,357,581
Domestic (Brazil)
Operating segments
Net sales			2,900,189	2,113,991
Foreign
Operating segments
Net sales			15,833,416	12,862,475
Pulp
Operating segments
Net sales			16,038,957	12,862,936
Cost of sales			(7,905,782)	(8,246,527)
Gross profit			R$ 8,133,175	R$ 4,616,409
Gross margin (%)			50.71%	35.89%
Operating income (expenses)			R$ (240,841)	R$ (1,179,960)
Selling			(855,781)	(875,343)
General and administrative			(532,454)	(460,226)
Other operating, net			1,071,126	170,212
Income (loss) from associates and joint ventures			76,268	(14,603)
Operating profit before net financial income ("EBIT")			R$ 7,892,334	R$ 3,436,449
Operating margin (%)			49.21%	26.72%
Net income (loss) before taxes			R$ 7,892,335	R$ 3,436,449
Net income (loss) for the period			R$ 7,892,335	R$ 3,436,449
Profit (loss) margin for the period (%)			49.21%	26.72%
Controlling shareholders'			R$ 7,892,335	R$ 3,436,449
Depreciation, depletion and amortization			3,179,633	3,126,528
Pulp | Domestic (Brazil)
Operating segments
Net sales			1,014,148	741,568
Pulp | Foreign
Operating segments
Net sales			15,024,809	12,121,368
Paper
Operating segments
Net sales			2,694,648	2,113,530
Cost of sales			(1,716,907)	(1,362,166)
Gross profit			R$ 977,741	R$ 751,364
Gross margin (%)			36.28%	35.55%
Operating income (expenses)			R$ (56,657)	R$ (323,175)
Selling			(222,919)	(186,691)
General and administrative			(203,104)	(190,325)
Other operating, net			355,270	42,190
Income (loss) from associates and joint ventures			14,096	11,651
Operating profit before net financial income ("EBIT")			R$ 921,084	R$ 428,189
Operating margin (%)			34.18%	20.26%
Net income (loss) before taxes			R$ 921,083	R$ 428,189
Net income (loss) for the period			R$ 921,083	R$ 428,189
Profit (loss) margin for the period (%)			34.18%	20.26%
Controlling shareholders'			R$ 921,083	R$ 428,189
Depreciation, depletion and amortization			283,603	231,053
Paper | Domestic (Brazil)
Operating segments
Net sales			1,886,041	1,372,423
Paper | Foreign
Operating segments
Net sales			808,607	741,107
Not segmented
Operating segments
Financial result, net			1,075,463	(28,101,286)
Net income (loss) before taxes			1,075,463	(28,101,286)
Income taxes			(2,607,441)	8,765,069
Net income (loss) for the period			(1,531,978)	(19,336,217)
Controlling shareholders'			(1,535,551)	(19,344,269)
Non-controlling interest			R$ 3,573	R$ 8,052